SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION
	For the year ended September 30,
	2022	2023	2024
Year-end HKD: US$ exchange rate	7.8000	7.8000	7.8000
Year average HKD: US$ exchange rate	7.8000	7.8000	7.8000

SCHEDULE OF ESTIMATED USEFUL LIFE

The Property, plant and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Owned assets	Useful lives

Leasehold improvements	Over shorter of the lease term and the remaining useful life
Plant and machinery	40-60 months
Computer and equipment	40 months
Furniture and fixtures	40 months
Motor vehicles	40 months

SCHEDULE OF DISAGGREGATE REVENUE RECOGNITION

A summary of the Company’s gross revenues disaggregated by major service lines and timing of revenue recognition for the years ended September30, 2022, 2023 and 2024, respectively, are as follow:

	Year ended September 30,
	2022	2023	2024
	US$	US$	US$
Air freight forwarding services	72,562,276	33,236,407	48,010,322
Ocean freight forwarding services	788,427	378,039	898,709
Other services	1,835,426	2,459,558	3,267,078

Total	75,186,129	36,074,004	52,176,109

Timing of revenue recognition:
Services transferred over time	74,467,097	33,880,177	49,045,423
Services transferred at a point in time	719,032	2,193,827	3,130,686

Total	75,186,129	36,074,004	52,176,109